Average Annual Total Returns - Voya Target Retirement 2050 Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A S&P Target Date 2050 Index 1 Yr		Class A S&P Target Date 2050 Index 5 Yrs		Class A S&P Target Date 2050 Index 10 Yrs	Class A S&P Target Date 2050 Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I After tax on distributions 1 Yr	Class I After tax on distributions 5 Yrs	Class I After tax on distributions 10 Yrs	Class I After tax on distributions Since Inception	Class I After tax on distributions with sale 1 Yr	Class I After tax on distributions with sale 5 Yrs	Class I After tax on distributions with sale 10 Yrs	Class I After tax on distributions with sale Since Inception	Class I S&P Target Date 2050 Index 1 Yr		Class I S&P Target Date 2050 Index 5 Yrs		Class I S&P Target Date 2050 Index 10 Yrs	Class I S&P Target Date 2050 Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P Target Date 2050 Index 1 Yr		Class R S&P Target Date 2050 Index 5 Yrs		Class R S&P Target Date 2050 Index 10 Yrs	Class R S&P Target Date 2050 Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Date 2050 Index 1 Yr		Class R6 S&P Target Date 2050 Index 5 Yrs		Class R6 S&P Target Date 2050 Index 10 Yrs	Class R6 S&P Target Date 2050 Index Since Inception
Total	10.22%	9.97%		9.44%	Dec. 21, 2015	13.86%	[1]	11.44%	[1]	[1]	10.51%	[1]	17.28%	11.59%		10.54%	Dec. 20, 2012	16.56%	10.25%		8.95%	10.15%	8.83%		7.96%	13.86%	[1]	11.44%	[1]	[1]	10.51%	[1]	16.69%	11.01%		9.98%	Jun. 01, 2018	13.86%	[1]	11.44%	[1]	[1]	10.51%	[1]	17.38%	11.63%		10.57%	Dec. 21, 2015	13.86%	[1]	11.44%	[1]	[1]	10.51%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.